Retirement benefit obligations - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes (Details)	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	5.55%	4.70%
Rate of inflation:
Rate of salary increases (in percent)	0.00%	0.00%
Weighted-average rate of increase for pensions in payment (in percent)	2.69%	2.73%
Retail Price Index (RPI)
Rate of inflation:
Price Index (in percent)	2.97%	2.96%
Consumer Price Index (CPI)
Rate of inflation:
Price Index (in percent)	2.52%	2.47%